Other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Income, Expense [Line Items]
Other income	€ 104	€ 0	€ 107
Germany
Schedule Of Other Income, Expense [Line Items]
Gains on disposals of property, plant and equipment	30		€ 54
Germany and Great Britain
Schedule Of Other Income, Expense [Line Items]
Gains on disposals of property, plant and equipment	€ 74